NET LOSS PER SHARE (Details) (Parenthetical) - $ / shares	1 Months Ended
	Mar. 29, 2020	Aug. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Subsequent Event [Member]
Number Of Shares Underlying For Each ADS	10
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Subsequent Event [Member] | American Depositary Shares [Member]
Reverse Stock Split Minimum Block Per Shares	5
Number Of Shares After Reverse Stock Split Per Each Block	$ 1
Common Stock, Par or Stated Value Per Share	$ 0.01